Loans (Impaired Loans Information) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2019	Mar. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	[1]	¥ 628,124	¥ 646,132
Small balance homogeneous loans of which were collectively evaluated for impairment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment		¥ 250,121	¥ 257,099

[1]	Amounts represent the outstanding balances of nonaccrual loans. The MHFG Group’s policy for placing loans in nonaccrual status corresponds to the Group’s definition of impaired loans.